UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

FRANKLIN FLOATING RATE MASTER SERIES

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/18	Value 1/31/19	8/1/18–1/31/19[1,2]	Value 1/31/19	8/1/18–1/31/19[1,2]	Ratio[2]

$1,000	$999.40	$2.67	$1,022.53	$2.70	0.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report 1

FRANKLIN FLOATING RATE MASTER TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Consolidated Statement of
Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

2 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Floating Rate Master Series

	Six Months Ended
	January 31, 2019		Year Ended July 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.54	$8.69	$8.47	$8.65	$8.92	$8.93
Income from investment operations[a]:
Net investment income.	0.211	0.398	0.332	0.419	0.391	0.299
Net realized and unrealized gains (losses)	(0.215)	(0.156)	0.221	(0.184)	(0.270)	(0.010)
Total from investment operations	(0.004)	0.242	0.553	0.235	0.121	0.289
Less distributions from net investment income .	(0.206)	(0.392)	(0.333)	(0.415)	(0.391)	(0.299)
Net asset value, end of period	$8.33	$8.54	$8.69	$8.47	$8.65	$8.92

Total return[b]	(0.06)%	2.73%	6.71%	3.07%	1.30%	3.28%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.55%	0.55%	0.55%	0.55%	0.77%	0.92%
Expenses net of waiver and payments by
affiliates[d]	0.53%	0.53%	0.53%	0.53%	0.67%	0.80%
Net investment income	4.90%	4.60%	3.78%	5.03%	4.43%	3.36%

Supplemental data
Net assets, end of period (000’s)	$1,645,799	$1,760,544	$2,090,626	$1,363,955	$1,959,681	$2,260,151
Portfolio turnover rate	16.11%	49.97%	67.00%	28.94%	62.43%	70.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 3

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2019 (unaudited)

Franklin Floating Rate Master Series
		Shares/		% of Net
	Country	Units	Value	Assets
Common Stocks and Other Equity Interests
Diversified Support Services
[a,b,c,d] Remington Outdoor Co. Inc	United States	870,865	$4,959,660	0.30
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units.	United States	81,987	—	0.00
			4,959,660	0.30
Forest Products
[a,b,c,d] Appvion Operations Inc	United States	519,107	5,289,741	0.32
Oil & Gas Exploration & Production
[a] Samson Resources II LLC	United States	155,501	3,537,648	0.22
Total Common Stocks and Other Equity Interests
(Cost $49,304,337)			13,787,049	0.84

Management Investment Companies
Other Diversified Financial Services
[e] Franklin Liberty Senior Loan ETF	United States	1,093,000	27,188,375	1.65
[e] Franklin Lower Tier Floating Rate Fund	United States	3,405,364	30,273,686	1.84
[e] Franklin Middle Tier Floating Rate Fund	United States	3,457,562	31,083,478	1.89
Total Management Investment Companies
(Cost $96,789,637)			88,545,539	5.38

		Principal
		Amount*
Corporate Bonds (Cost $8,800,584)
Industrial Machinery
[f] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%,
10/26/23	Australia	$10,100,685	7,828,031	0.48

[g,h] Senior Floating Rate Interests
Aerospace & Defense
Delos Finance S.A.R.L. (AerCap), New Loans, 4.553%, (3-month
USD LIBOR + 1.75%), 10/06/23	Luxembourg	27,284,435	27,272,266	1.66
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 11.053%, (3-month USD LIBOR +
8.25%), 10/09/20.	United States	6,096,324	4,816,096	0.29
Term B Loans, 6.303%, (3-month USD LIBOR + 3.50%),
4/09/20	United States	14,777,047	13,447,113	0.82
Flying Fortress Holdings LLC (ILFC), New Loan, 4.553%, (3-month
USD LIBOR + 1.75%), 10/30/22	United States	18,210,912	18,172,979	1.10
			63,708,454	3.87
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.506%,
(1-month USD LIBOR + 7.00%), 7/19/21	United States	1,552,184	1,540,543	0.09
Air Freight & Logistics
XPO Logistics Inc., Refinanced Term Loan, 4.50%, (1-month USD
LIBOR + 2.00%), 2/24/25	United States	5,000,000	4,932,030	0.30
Airlines
Air Canada, Term Loan, 4.50%, (1-month USD LIBOR + 2.00%),
10/06/23	Canada	12,761,713	12,729,656	0.78
[i,j] Allegiant Travel Co., Term Loan B, TBD, 2/05/24	United States	3,700,000	3,672,250	0.22

4 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Airlines (continued)
American Airlines Inc.,
2017 Replacement Term Loans, 4.516%, (1-month USD LIBOR
+ 2.00%), 10/10/21	United States	$2,688,305	$2,658,228	0.16
2018 Replacement Term Loans, 4.252%, (1-month USD LIBOR
+ 1.75%), 6/27/25	United States	9,556,691	9,190,851	0.56
			28,250,985	1.72
Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month
USD LIBOR + 4.50%), 8/21/22	United States	42,797,160	39,444,645	2.40
Application Software
TIBCO Software Inc., Term B-1 Loans, 6.01%, (1-month USD LIBOR
+ 3.50%), 12/04/20	United States	7,051,598	7,014,577	0.43
Auto Parts & Equipment
Allison Transmission Inc., New Term Loans, 4.26%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	11,906,423	11,865,489	0.72
American Axle & Manufacturing Inc., Tranche B Term Loan, 4.76%,
(1-month USD LIBOR + 2.25%), 4/06/24	United States	1,924,940	1,861,577	0.11
TI Group Automotive Systems LLC, Initial US Term Loan, 4.999%,
(1-month USD LIBOR + 2.50%), 6/30/22	United States	16,310,481	15,807,580	0.96
			29,534,646	1.79
Automobile Manufacturers
[i,j] Thor Industries Inc., Term Loan B, TBD, 2/01/26	United States	10,000,000	9,612,500	0.58
Broadcasting
Gray Television Inc.,
Term B-2 Loan, 4.77%, (3-month USD LIBOR + 2.25%),
2/07/24	United States	15,704,652	15,478,898	0.94
Term C Loan, 5.02%, (3-month USD LIBOR + 2.50%), 1/02/26 .	United States	2,880,908	2,847,302	0.17
[i] Mission Broadcasting Inc., Term B-3 Loan, 4.756%, (1-month USD
LIBOR + 2.25%), 1/17/24	United States	1,573,789	1,525,591	0.09
Nexstar Broadcasting Inc.,
Term A-4 Loan, 4.256%, (1-week USD LIBOR + 1.75%),
10/26/23.	United States	6,801,811	6,733,793	0.41
[i] Term B-3 Loan, 4.752%, (1-month USD LIBOR + 2.25%),
7/17/24	United States	9,103,366	8,824,575	0.54
Sinclair Television Group Inc., Tranche B Term Loans, 4.75%,
(1-month USD LIBOR + 2.25%), 1/03/24	United States	20,340,249	20,187,697	1.23
WXXA-TV LLC and WLAJ-TV LLC, Term A-4 Loan, 4.256%, (1-week
USD LIBOR + 1.75%), 10/26/23	United States	188,253	185,430	0.01
			55,783,286	3.39
Building Products
Resideo Funding Inc.,
Tranche A Term Loan, 4.63%, (2-month USD LIBOR + 2.00%),
10/25/23.	United States	8,600,000	8,605,160	0.52
Tranche B Term Loan, 4.63%, (2-month USD LIBOR + 2.00%),
10/25/25.	United States	853,853	852,775	0.05
			9,457,935	0.57

Semiannual Report 5

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Cable & Satellite
Charter Communications Operating LLC, Term B Loan, 4.50%,
(1-month USD LIBOR + 2.00%), 4/30/25	United States	$13,869,737	$13,708,155	0.83
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.759%,
(1-month USD LIBOR + 2.25%), 7/17/25	United States	20,619,446	20,032,946	1.22
Mediacom Illinois LLC, Tranche N Term Loan, 4.17%, (1-week USD
LIBOR + 1.75%), 2/15/24	United States	4,740,968	4,689,609	0.29
			38,430,710	2.34
Casinos & Gaming
Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month
USD LIBOR + 1.75%), 10/19/24	United States	8,663,213	8,526,499	0.52
Boyd Gaming Corp.,
Refinancing Term B Loans, 4.664%, (1-week USD LIBOR +
2.25%), 9/15/23	United States	7,972,084	7,889,876	0.48
Term A Loan, 4.664%, (1-week USD LIBOR + 2.25%), 9/15/21 .	United States	2,122,197	2,106,280	0.13
Caesars Resort Collection LLC, Term B Loans, 5.249%, (1-month
USD LIBOR + 2.75%), 12/22/24	United States	6,302,256	6,234,733	0.38
CEOC LLC, Term B Loans, 4.499%, (1-month USD LIBOR + 2.00%),
10/06/24	United States	4,576,152	4,496,069	0.27
Eldorado Resorts Inc.,
Initial Term Loan, 4.813%, (1-month USD LIBOR + 2.25%),
4/17/24	United States	3,298,185	3,265,203	0.20
Initial Term Loan, 4.813%, (3-month USD LIBOR + 2.25%),
4/17/24	United States	2,901,301	2,872,288	0.17
Greektown Holdings LLC, Initial Term Loan, 5.249%, (1-month USD
LIBOR + 2.75%), 4/25/24	United States	8,325,410	8,304,597	0.50
Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans,
6.00%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,580,040	1,572,140	0.10
Las Vegas Sands LLC, Term B Loans, 4.249%, (1-month USD
LIBOR + 1.75%), 3/27/25	United States	10,018,116	9,858,898	0.60
Station Casinos LLC, Term B Facility Loans, 5.00%, (1-month USD
LIBOR + 2.50%), 6/08/23	United States	5,958,812	5,899,969	0.36
			61,026,552	3.71
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.457%, (3-month USD LIBOR +
5.75%), 8/14/20	United States	16,723,192	16,472,344	1.00
Second Lien Initial Term Loan, 13.457%, (3-month USD LIBOR
+ 10.75%), 2/16/21	United States	2,232,389	2,102,167	0.13
Foresight Energy LLC, Term Loans, 8.249%, (1-month USD LIBOR +
5.75%), 3/28/22	United States	26,556,008	26,331,929	1.60
			44,906,440	2.73
Commodity Chemicals
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.499%, (1-month
USD LIBOR + 2.00%), 3/31/24	United States	11,562,970	11,257,372	0.68

6 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Communications Equipment
Ciena Corp., 2018 Term Loan, 4.503%, (1-month USD LIBOR +
2.00%), 9/28/25	United States	$4,671,986	$4,657,386	0.28
CommScope Inc., Tranche 5 Term Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	4,898,660	4,884,821	0.30
			9,542,207	0.58
Construction & Engineering
AECOM, Term B Loans, 4.249%, (1-month USD LIBOR + 1.75%),
3/13/25.	United States	7,801,314	7,655,078	0.47
Data Processing & Outsourced Services
Iron Mountain Information Management LLC, Term B Loan, 4.249%,
(1-month USD LIBOR + 1.75%), 1/26/26	United States	4,589,798	4,454,972	0.27
[i] Wex Inc., Term B-2 Loan, 4.749%, (1-month USD LIBOR + 2.25%),
7/01/23.	United States	11,599,673	11,459,515	0.70
			15,914,487	0.97
Diversified Chemicals
Chemours Co., Tranche B-2 US$ Term Loan, 4.25%, (1-month USD
LIBOR + 1.75%), 4/03/25	United States	8,776,424	8,641,048	0.53
Univar USA Inc., Term B-3 Loans, 4.749%, (1-month USD LIBOR +
2.25%), 7/01/24	United States	4,040,334	3,967,103	0.24
			12,608,151	0.77
Diversified Support Services
United Rentals North America Inc., Initial Term Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 10/30/25	United States	1,355,394	1,350,029	0.08
Ventia Pty. Ltd., Term B Loans (USD), 6.303%, (3-month USD
LIBOR + 3.50%), 5/21/22	Australia	4,904,843	4,831,270	0.30
			6,181,299	0.38
Electric Utilities
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 5.75%, (1-month USD LIBOR + 3.25%),
6/28/23	United States	1,041,637	1,026,533	0.06
Term B Advance, 6.06%, (3-month USD LIBOR + 3.25%),
6/28/23	United States	3,005,718	2,962,135	0.18
			3,988,668	0.24
Food Distributors
Aramark Corp., U.S. Term B-3 Loan, 4.249%, (1-month USD LIBOR
+ 1.75%), 3/11/25	United States	8,979,533	8,930,891	0.54
Nutraceutical International Corp., Term Loan B, 5.749%, (1-month
USD LIBOR + 3.25%), 8/22/23	United States	2,889,617	2,824,601	0.17
U.S. Foods Inc., Initial Term Loans, 4.499%, (1-month USD LIBOR +
2.00%), 6/27/23	United States	4,343,701	4,282,889	0.26
			16,038,381	0.97
Food Retail
BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.867%,
(2-month USD LIBOR + 5.25%), 5/31/22	United States	4,625,000	4,578,750	0.28
Forest Products
[b] Appvion Operations Inc., Term Loan, 8.80%, (3-month USD LIBOR
+ 6.00%), 6/15/26	United States	9,486,988	9,422,950	0.57

Semiannual Report 7

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
General Merchandise Stores
[f] 99 Cents Only Stores, First Lien Term Loan, PIK, 9.207% - 9.303%,
(3-month USD LIBOR + 6.50%), 1/13/22	United States	$17,587,795	$15,829,016	0.96
Evergreen AcqCo. 1 LP (Savers), Term Loan, 6.526%, (3-month
USD LIBOR + 3.75%), 7/09/19	United States	24,070,603	22,897,161	1.39
			38,726,177	2.35
Health Care Distributors
Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017
Term B Loans, 5.553%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	9,586,169	8,955,083	0.54
Health Care Facilities
HCA Inc.,
Term Loan B10, 4.499%, (1-month USD LIBOR + 2.00%),
3/13/25	United States	4,449,869	4,443,612	0.27
Term Loan B11, 4.249%, (1-month USD LIBOR + 1.75%),
3/18/23	United States	2,560,650	2,554,889	0.16
			6,998,501	0.43
Health Care Services
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.769%,
(1-month USD LIBOR + 4.25%), 3/14/25	United States	7,367,410	6,949,921	0.42
Catalent Pharma Solutions Inc., Dollar Term Loan, 4.749%,
(1-month USD LIBOR + 2.25%), 5/20/24	United States	8,045,017	8,000,392	0.49
DaVita Healthcare Partners Inc.,
Tranche A Term Loan, 4.499%, (1-month USD LIBOR + 2.00%),
6/24/19	United States	5,585,941	5,585,242	0.34
Tranche B Term Loan, 5.249%, (1-month USD LIBOR + 2.75%),
6/24/21	United States	7,240,125	7,240,081	0.44
U.S. Renal Care Inc., Initial Term Loan, 7.053%, (3-month USD
LIBOR + 4.25%), 12/31/22	United States	8,890,110	8,753,052	0.53
			36,528,688	2.22
Health Care Technology
IQVIA Inc.,
Term B-1 Dollar Loans, 4.803%, (3-month USD LIBOR +
2.00%), 3/07/24	United States	5,681,250	5,648,111	0.34
Term B-3 Dollar Loans, 4.249%, (1-month USD LIBOR +
1.75%), 6/11/25	United States	2,985,000	2,939,294	0.18
			8,587,405	0.52
Hotels, Resorts & Cruise Lines
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.26%,
(1-month USD LIBOR + 1.75%), 10/25/23	United States	7,871,325	7,802,490	0.47
Independent Power Producers & Energy Traders
NRG Energy Inc., Term Loan B, 4.249%, (1-month USD LIBOR +
1.75%), 6/30/23	United States	31,970,345	31,525,318	1.92

8 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Industrial Machinery
Altra Industrial Motion Corp., Term Loan, 4.499%, (1-month USD
LIBOR + 2.00%), 10/01/25	United States	$7,189,838	$7,078,992	0.43
Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR +
2.25%), 12/10/24	United States	9,234,069	9,187,899	0.56
Navistar Inc., Tranche B Term Loan, 6.02%, (1-month USD LIBOR +
3.50%), 11/06/24	United States	33,001,754	32,547,155	1.98
Onsite Rental Group Operations Pty. Ltd., Term Loan, 7.01%,
(1-month USD LIBOR + 4.50%), 10/25/22	Australia	7,387,773	7,313,895	0.44
RBS Global Inc. (Rexnord), Term B Loan, 4.499%, (1-month USD
LIBOR + 2.00%), 8/21/24	United States	3,896,875	3,864,866	0.24
			59,992,807	3.65
Integrated Telecommunication Services
Global Tel*Link Corp.,
First Lien Term Loan, 6.956%, (3-month USD LIBOR + 4.25%),
11/29/25.	United States	4,886,245	4,828,221	0.29
Second Lien Term Loan, 10.956%, (3-month USD LIBOR +
8.25%), 11/29/26.	United States	3,374,143	3,306,660	0.20
Securus Technologies Holdings Inc., Second Lien Initial Loan,
10.749%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	817,114	795,665	0.05
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan,
4.499%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	10,235,098	10,183,922	0.62
			19,114,468	1.16
Interactive Media & Services
Ancestry.com Operations Inc., Term Loans, 5.75%, (1-month USD
LIBOR + 3.25%), 10/19/23	United States	4,050,144	3,989,372	0.24
Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.749%,
(1-month USD LIBOR + 2.25%), 2/15/24	United States	11,262,682	11,142,002	0.68
Rackspace Hosting Inc., Term B Loans, 5.582%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	5,055,236	4,701,951	0.29
			19,833,325	1.21
Internet Services & Infrastructure
LegalZoom.com Inc., 2018 Term Loans, 7.019%, (1-month USD
LIBOR + 4.50%), 11/21/24	United States	4,092,697	4,095,255	0.25
IT Consulting & Other Services
Gartner Inc., Tranche A Term Loans, 3.999%, (1-month USD LIBOR
+ 1.50%), 3/21/22	United States	4,840,356	4,809,982	0.29
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 5.999%, (1-month USD
LIBOR + 3.50%), 5/30/25	United States	7,343,520	7,242,547	0.44
Equinox Holdings Inc., Term B-1 Loans, 5.499%, (1-month USD
LIBOR + 3.00%), 3/08/24	United States	4,377,834	4,327,900	0.26
			11,570,447	0.70
Life Sciences Tools & Services
Syneos Health Inc., Initial Term B Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 8/01/24	United States	6,899,385	6,801,621	0.41

Semiannual Report 9

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Marine
International Seaways Operating Corp., Initial Term Loans, 8.50%,
(1-month USD LIBOR + 6.00%), 6/22/22	United States	$3,046,835	$3,031,601	0.18
Navios Maritime Partners LP, Initial Term Loan, 7.78%, (3-month
USD LIBOR + 5.00%), 9/14/20	United States	8,076,136	8,035,755	0.49
			11,067,356	0.67
Metal & Glass Containers
Berry Global Inc., Term Q Loan, 4.516%, (1-month USD LIBOR +
2.00%), 10/01/22	United States	6,883,881	6,795,685	0.41
Movies & Entertainment
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.759%, (1-month USD LIBOR +
2.25%), 12/15/23.	United States	1,593,814	1,570,903	0.10
Initial Term Loans, 4.759%, (1-month USD LIBOR + 2.25%),
12/15/22.	United States	2,717,182	2,678,122	0.16
Lions Gate Capital Holdings LLC, Term A Loan, 4.249%, (1-month
USD LIBOR + 1.75%), 3/22/23	Canada	12,095,329	11,913,899	0.72
Live Nation Entertainment Inc., Term B-3 Loans, 4.25%, (1-month
USD LIBOR + 1.75%), 10/31/23	United States	3,779,287	3,768,263	0.23
			19,931,187	1.21
Oil & Gas Exploration & Production
Cantium LLC, Commitment, 8.82%, (3-month USD LIBOR + 6.00%),
6/13/20.	United States	4,294,278	4,243,176	0.26
Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD
LIBOR + 5.25%), 4/11/22	United States	69,684,139	64,152,961	3.90
Utex Industries Inc., First Lien Initial Term Loan, 6.499%, (1-month
USD LIBOR + 4.00%), 5/21/21	United States	15,758,939	14,892,197	0.90
			83,288,334	5.06
Oil & Gas Storage & Transportation
Centurion Pipeline Co. LLC, Initial Term Loans, 6.053%, (3-month
USD LIBOR + 3.25%), 9/28/25	United States	3,132,248	3,100,926	0.19
Strike LLC, Term Loan, 10.594%, (3-month USD LIBOR + 8.00%),
11/30/22	United States	3,366,000	3,370,207	0.20
			6,471,133	0.39
Other Diversified Financial Services
Asurion LLC,
AM No. 14 Replacement B-4 Term Loans, 5.499%, (1-month
USD LIBOR + 3.00%), 8/04/22	United States	3,905,673	3,853,598	0.24
Replacement B-6 Term Loans, 5.499%, (1-month USD LIBOR +
3.00%), 11/03/23.	United States	1,736,447	1,712,137	0.10
			5,565,735	0.34
Packaged Foods & Meats
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.55%, (3-month USD LIBOR +
7.75%), 7/03/21	United States	5,971,086	5,448,616	0.33
Term Loans, 6.80%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	3,860,482	3,609,551	0.22

10 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Packaged Foods & Meats (continued)
JBS USA Lux S.A.,
New Initial Term Loans, 4.999%, (1-month USD LIBOR +
2.50%), 10/30/22.	United States	$4,369,216	$4,330,985	0.26
New Initial Term Loans, 5.301%, (3-month USD LIBOR +
2.50%), 10/30/22.	United States	25,486,444	25,263,438	1.54
[i] Post Holdings Inc., Series A Incremental Term Loans, 4.52%,
(1-month USD LIBOR + 2.00%), 5/24/24	United States	14,297,905	14,154,926	0.86
			52,807,516	3.21
Paper Packaging
Caraustar Industries Inc., Refinancing Term Loans, 8.303%,
(3-month USD LIBOR + 5.50%), 3/14/22	United States	12,605,352	12,611,654	0.76
Reynolds Group Holdings Inc., U.S. Term Loans, 5.249%, (1-month
USD LIBOR + 2.75%), 2/05/23	United States	4,446,700	4,391,424	0.27
			17,003,078	1.03
Personal Products
[c] FGI Operating Co. LLC (Freedom Group),
DDTL FILO, 9.707%, (3-month USD LIBOR + 7.00%), 5/15/21	United States	272,727	270,446	0.02
[f] Term Loan, PIK, 12.616%, (3-month USD LIBOR + 10.00%),
5/15/22	United States	8,694,803	8,416,830	0.51
Term Loan FILO, 9.616%, (3-month USD LIBOR + 7.00%),
5/15/21	United States	2,727,273	2,704,460	0.16
			11,391,736	0.69
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	14,145,739	14,039,646	0.85
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.664%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	11,449,383	11,321,677	0.69
Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans,
5.563%, (1-month USD LIBOR + 3.00%), 3/29/24	United States	18,344,306	18,298,445	1.11
Innoviva Inc., Initial Term Loan, 7.146%, (3-month USD LIBOR +
4.50%), 8/18/22	United States	93,404	93,123	0.01
Valeant Pharmaceuticals International, Initial Term Loans, 5.513%,
(1-month USD LIBOR + 3.00%), 6/02/25	United States	8,803,304	8,726,962	0.53
			52,479,853	3.19
Research & Consulting Services
[i] Nielsen Finance LLC, Class B-4 Term Loans, 4.51%, (1-month USD
LIBOR + 2.00%), 10/04/23	United States	1,700,000	1,676,776	0.10
Restaurants
1011778 B.C. ULC, Term B-3 Loan, 4.749%, (1-month USD LIBOR +
2.25%), 2/17/24	Canada	1,700,000	1,673,642	0.10
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
(Yum Brands), Term Loan B, 4.263%, (1-month USD LIBOR +
1.75%), 4/03/25	United States	9,955,856	9,886,374	0.60
NPC International Inc., Second Lien Initial Term Loan, 10.134%,
(2-month USD LIBOR + 7.50%), 4/20/25	United States	4,842,941	4,552,364	0.28
			16,112,380	0.98

Semiannual Report 11

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Security & Alarm Services
Prime Security Services Borrower LLC, Term B-1 Loans, 5.249%,
(1-month USD LIBOR + 2.75%), 5/02/22	United States	$4,468,501	$4,413,445	0.27
Semiconductor Equipment
[i,j] MKS Instruments Inc., Tranche B-5 Term Loans, TBD, 2/01/26	United States	2,729,502	2,726,516	0.17
Semiconductors
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans,
4.249%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	13,894,659	13,750,280	0.84
Specialized Consumer Services
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.50%,
(1-month USD LIBOR + 2.00%), 2/13/25	United States	19,079,782	18,894,994	1.15
NVA Holdings Inc., Term B-3 Loan, 5.249%, (1-month USD LIBOR +
2.75%), 2/02/25	United States	7,759,601	7,449,217	0.45
Sabre GLBL Inc.,
2017 Other Term A Loans, 4.499%, (1-month USD LIBOR +
2.00%), 7/01/22	United States	6,157,950	6,065,581	0.37
2018 Other Term B Loans, 4.499%, (1-month USD LIBOR +
2.00%), 2/22/24	United States	1,534,709	1,516,644	0.09
			33,926,436	2.06
Specialized Finance
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 8/09/22	United States	6,666,935	6,591,932	0.40
Specialty Chemicals
Ashland LLC, Term B Loan, 4.249% - 4.269%, (1-month USD LIBOR
+ 1.75%), 5/17/24	United States	6,238,996	6,196,758	0.38
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.553%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	18,197,559	17,898,482	1.09
Oxbow Carbon LLC,
Second Lien Term Loan, 9.999%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	7,556,614	7,575,505	0.46
Tranche A Term Loan, 4.749%, (1-month USD LIBOR + 2.25%),
1/04/22	United States	6,300,000	6,268,500	0.38
Tranche B Term Loan, 5.999%, (1-month USD LIBOR + 3.50%),
1/04/23	United States	4,674,000	4,668,158	0.28
W.R. Grace & Co.,
Term B-1 Loans, 4.553%, (3-month USD LIBOR + 1.75%),
4/03/25	United States	1,504,921	1,489,403	0.09
Term B-2 Loans, 4.553%, (3-month USD LIBOR + 1.75%),
4/03/25	United States	2,579,865	2,553,261	0.15
			46,650,067	2.83
Specialty Stores
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.50%, (1-month USD LIBOR + 7.00%),
12/31/22.	United States	12,691,811	12,891,453	0.78
Tranche B-2 Term Loans, 11.75%, (1-month USD LIBOR +
9.25%), 3/04/21	United States	8,930,005	8,650,942	0.53
Tranche B-2 Term Loans, 12.00%, (3-month USD LIBOR +
9.25%), 3/04/21	United States	9,018,742	8,736,906	0.53

12 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g,h] Senior Floating Rate Interests (continued)
Specialty Stores (continued)
General Nutrition Centers Inc., (continued)
Tranche B-2 Term Loans, 13.75%, (Prime + 8.25%), 3/04/21	United States	$4,762,669	$4,613,836	0.28
Harbor Freight Tools USA Inc., Refinancing Loans, 4.999%,
(1-month USD LIBOR + 2.50%), 8/19/23	United States	4,462,901	4,336,985	0.26
Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR +
5.00%), 10/23/23	United States	4,110,161	4,069,060	0.25
Michaels Stores Inc., 2018 New Replacement Term B Loan, 5.002%
- 5.003%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	13,593,190	13,473,910	0.82
PETCO Animal Supplies Stores Inc., Second Amendment Term
Loans, 5.994%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	3,586,654	2,771,809	0.17
			59,544,901	3.62
Technology Distributors
CDW LLC, Term B Loan, 4.25%, (1-month USD LIBOR + 1.75%),
8/17/23.	United States	4,331,939	4,318,402	0.26
Technology Hardware, Storage & Peripherals
Western Digital Corp., U.S. Term B-4 Loan, 4.26%, (1-month USD
LIBOR + 1.75%), 4/29/23	United States	2,977,500	2,911,435	0.18
Trucking
Hertz Corp., Tranche B-1 Term Loan, 5.249%, (1-month USD LIBOR
+ 2.75%), 6/30/23	United States	20,609,209	20,100,409	1.22
Total Senior Floating Rate Interests
(Cost $1,259,689,688)			1,235,696,805	75.08

Asset-Backed Securities
Other Diversified Financial Services
[k,l] Alinea CLO Ltd., 2018-1A, C, 144A, FRN, 4.661%, (3-month USD
LIBOR + 1.90%), 7/20/31	United States	2,600,000	2,481,648	0.15
[k,l] Annisa CLO Ltd., 2016-2A, CR, 144A, FRN, 4.761%, (3-month USD
LIBOR + 2.00%), 7/20/31	United States	1,800,000	1,735,398	0.11
[k,m] ARES XLIX CLO Ltd., 2018-49A, C, 144A, FRN, 4.711%, 7/22/30	United States	3,100,000	2,961,647	0.18
[k,l] ARES XLVIII CLO Ltd., 2018-48A, C, 144A, FRN, 4.561%, (3-month
USD LIBOR + 1.80%), 7/20/30	United States	3,135,000	3,009,663	0.18
[k,l] ARES XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 4.587%,
(3-month USD LIBOR + 1.80%), 10/15/30	United States	3,150,000	2,998,422	0.18
[k,l] Atrium XII, 2012A, CR, 144A, FRN, 4.411%, (3-month USD LIBOR +
1.65%), 4/22/27	United States	2,240,000	2,209,021	0.13
[k,m] Atrium XIV LLC,
14A, B, 144A, FRN, 4.479%, 8/23/30	United States	7,200,000	7,145,424	0.43
14A, C, 144A, FRN, 4.729%, 8/23/30	United States	4,000,000	3,838,160	0.23
[k,l] Betony CLO 2 Ltd., 2018-1A, B, 144A, FRN, 4.601%, (3-month USD
LIBOR + 1.85%), 4/30/31	United States	2,400,000	2,266,008	0.14
[k,m] BlueMountain CLO Ltd., 2012-2A, CR2, 144A, FRN, 4.645%,
11/20/28	United States	4,000,000	3,905,600	0.24

Semiannual Report 13

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[k,m] BlueMountain CLO XXII Ltd.,
2018-1A, B, 144A, FRN, 4.451%, 7/30/30	United States	$5,400,000	$5,351,454	0.33
2018-1A, C, 144A, FRN, 4.801%, 7/30/30	United States	2,750,000	2,654,987	0.16
[k,l] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 5.111%,
(3-month USD LIBOR + 2.35%), 7/20/29	United States	2,275,000	2,276,092	0.14
[k,l] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN,
4.487%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	2,100,000	2,018,142	0.12
[k,l] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 4.207%, (3-month
USD LIBOR + 1.42%), 4/15/29	United States	22,000,000	21,981,960	1.34
[k,l] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, C1R, 144A, FRN, 5.361%, (3-month USD LIBOR +
2.60%), 1/20/29	United States	3,675,000	3,677,095	0.22
2014-4RA, B, 144A, FRN, 4.687%, (3-month USD LIBOR +
1.90%), 7/15/30	United States	3,400,000	3,291,914	0.20
[k,m] Cole Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.761%, 10/20/28	United States	2,000,000	1,955,020	0.12
[k,m] Columbia Cent CLO, 2018-27A, B, 144A, FRN, 4.79%, 10/25/28.	United States	2,600,000	2,585,518	0.16
[k,l] Dryden 30 Senior Loan Fund, 2013-30A, A, 144A, FRN, 4.316%,
(3-month USD LIBOR + 1.70%), 11/15/28	United States	2,100,000	2,008,251	0.12
[k,m] Dryden 40 Senior Loan Fund, 2015-40A, CR, 144A, FRN, 4.716%,
8/15/31.	United States	3,000,000	2,954,490	0.18
[k,l] Dryden 55 CLO Ltd., 2018-55A, C, 144A, FRN, 4.687%, (3-month
USD LIBOR + 1.90%), 4/15/31	United States	2,900,000	2,788,118	0.17
[k,l] Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 4.573%, (3-month
USD LIBOR + 1.80%), 7/17/31	United States	2,500,000	2,377,200	0.14
[k,m] Dryden 70 CLO Ltd.,
2018-70A, B, 144A, FRN, 4.54%, 1/16/32	United States	2,940,217	2,926,721	0.18
2018-70A, C, 144A, FRN, 4.99%, 1/16/32	United States	2,500,000	2,480,250	0.15
[k,l] Dryden Senior Loan Fund, 2016-42A, CR, 144A, FRN, 4.837%,
(3-month USD LIBOR + 2.05%), 7/15/30	United States	2,400,000	2,355,360	0.14
[k] Eaton Vance CLO Ltd.,
[m] 2014-1RA, C, 144A, FRN, 4.887%, 7/15/30	United States	2,900,000	2,800,443	0.17
[l] 2015-1A, CR, 144A, FRN, 4.661%, (3-month USD LIBOR +
1.90%), 1/20/30	United States	1,400,000	1,336,286	0.08
[k] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	1,100,000	1,080,497	0.07
[k,l] Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.579%,
(3-month USD LIBOR + 1.80%), 1/16/26	United States	2,900,000	2,827,848	0.17
[k,l] Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.737%, (3-month
USD LIBOR + 1.95%), 7/15/31	United States	2,700,000	2,584,953	0.16
[k,m] Galaxy XXV CLO Ltd.,
2018-25A, B, 144A, FRN, 3.987%, 10/25/31	United States	3,750,000	3,703,575	0.22
2018-25A, C, 144A, FRN, 4.337%, 10/25/31	United States	2,500,000	2,402,525	0.15
[k,m] Galaxy XXVI CLO Ltd., 2018-26A, C, 144A, FRN, 4.802%, 11/22/31 .	United States	2,100,000	2,030,301	0.12
[k,m] LCM Loan Income Fund I Income Note Issuer Ltd., 2027A, C, 144A,
FRN, 4.729%, 7/16/31	United States	2,700,000	2,594,403	0.16
[k,m] LCM XVI LP,
2016A, BR2, 144A, FRN, 4.537%, 10/15/31	United States	2,500,000	2,497,825	0.15
2016A, CR2, 144A, FRN, 4.937%, 10/15/31.	United States	4,500,000	4,397,760	0.27
[k,l] LCM XVIII LP, 2018A, CR, 144A, FRN, 4.611%, (3-month USD
LIBOR + 1.85%), 4/20/31	United States	2,625,000	2,517,979	0.15
[k,l] LCM XXIV Ltd., 24A, A, 144A, FRN, 4.071%, (3-month USD LIBOR
+ 1.31%), 3/20/30	United States	26,400,000	26,401,320	1.60

14 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[k,l] LCM XXV Ltd.,
25A, B2, 144A, FRN, 4.411%, (3-month USD LIBOR + 1.65%),
7/20/30	United States	$4,075,000	$4,043,826	0.25
25A, C2, 144A, FRN, 5.061%, (3-month USD LIBOR + 2.30%),
7/20/30	United States	1,625,000	1,618,776	0.10
[k,l] Madison Park Funding Ltd.,
2016-21A, A1, 144A, FRN, 4.301%, (3-month USD LIBOR +
1.53%), 7/25/29	United States	7,100,000	7,148,493	0.43
2018-28A, C, 144A, FRN, 4.637%, (3-month USD LIBOR +
1.85%), 7/15/30	United States	4,200,000	4,080,678	0.25
[k,l] Madison Park Funding XXIV Ltd., 2016-24A, C1, 144A, FRN,
5.361%, (3-month USD LIBOR + 2.60%), 1/20/28	United States	1,750,000	1,750,997	0.11
[k,l] Magnetite IX Ltd., 2014-9A, BR, 144A, FRN, 4.771%, (3-month USD
LIBOR + 2.00%), 7/25/26	United States	2,793,000	2,767,193	0.17
[k,l] Magnetite XI Ltd., 2014-11A, BR, 144A, FRN, 4.88%, (3-month USD
LIBOR + 2.10%), 1/18/27	United States	1,172,000	1,165,366	0.07
[k,l] Neuberger Berman CLO Ltd., 2017-26A, C, 144A, FRN, 4.53%,
(3-month USD LIBOR + 1.75%), 10/18/30	United States	2,100,000	1,991,703	0.12
[k,l] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.239%, (3-month
USD LIBOR + 1.55%), 2/26/31	United States	5,810,000	5,708,093	0.35
[k,l] Octagon Investment Partners 26 Ltd., 2016-1A, CR, 144A, FRN,
4.587%, (3-month USD LIBOR + 1.80%), 7/15/30	United States	3,300,000	3,181,200	0.19
[k,m] Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN,
4.887%, 7/15/30	United States	3,500,000	3,447,430	0.21
[k,m] Octagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN,
4.579%, 10/24/30	United States	5,869,565	5,871,737	0.36
[k,l] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
5.161%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	2,288,855	2,280,249	0.14
[k,l] Octagon Investment Partners 37 Ltd., 2018-2A, B, 144A, FRN,
4.521%, (3-month USD LIBOR + 1.75%), 7/25/30	United States	3,250,000	3,086,005	0.19
[k,m] Octagon Investment Partners 38,
2018-1A, A3A, 144A, FRN, 4.431%, 7/20/30	United States	4,500,000	4,469,715	0.27
2018-1A, B, 144A, FRN, 4.711%, 7/20/30	United States	3,900,000	3,748,446	0.23
[k,l] Octagon Investment Partners XVI Ltd., 2013-1A, CR, 144A, FRN,
4.623%, (3-month USD LIBOR + 1.85%), 7/17/30	United States	3,000,000	2,892,120	0.18
[k,l] Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN,
4.661%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	2,100,000	2,025,450	0.12
[k,m] Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.771%,
7/25/31.	United States	2,300,000	2,211,979	0.13
[k,l] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
5.121%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,000,000	3,002,010	0.18
[k] Voya CLO Ltd.,
[m] 2016-3A, BR, 144A, FRN, 4.98%, 10/18/31	United States	3,500,000	3,475,360	0.21
[l] 2017-3A, B, 144A, FRN, 5.111%, (3-month USD LIBOR +
2.35%), 7/20/30	United States	2,508,761	2,509,664	0.15
Total Asset-Backed Securities (Cost $230,171,977) .			225,885,768	13.72
Total Investments before Short Term Investments
(Cost $1,644,756,223)			1,571,743,192	95.50

Semiannual Report 15

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Short Term Investments (Cost $97,457,859)

Repurchase Agreements
[n] Joint Repurchase Agreement, 2.57%, 2/01/19
(Maturity Value $97,464,818)
BNP Paribas Securities Corp. (Maturity Value $66,458,336)
Deutsche Bank Securities Inc. (Maturity Value $22,699,556)
HSBC Securities (USA) Inc. (Maturity Value $8,306,926)
Collateralized by U.S. Government Agency Securities, 4.00% -
4.50%, 6/20/42 - 7/20/43; [o]U.S. Treasury Bills, 2/12/19; U.S.
Treasury Bonds, 8.50%, 2/15/20; and U.S. Treasury Notes,
1.625% - 2.021%, 6/30/20 - 7/31/22 (valued at $99,471,653)	United States	$97,457,859	$97,457,859	5.92
Total Investments (Cost $1,742,214,082)			1,669,201,051	101.42
Other Assets, less Liabilities.			(23,401,628)	(1.42)
Net Assets			$1,645,799,423	100.00

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 10 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
dSee Note 8 regarding restricted securities.
eSee Note 3(d) regarding investments in affiliated management investment companies.
fIncome may be received in additional securities and/or cash.
gThe coupon rate shown represents the rate at period end.
hSee Note 1(e) regarding senior floating rate interests.
iA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
jA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
kSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the aggregate value of these securities was $225,885,768, representing 13.7% of net assets.
lThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
mAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
nSee Note 1(b) regarding joint repurchase agreement.
oThe security was issued on a discount basis with no stated coupon rate.

16 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

At January 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$25,824,000	$(1,600,669)	$(1,170,598)	$(430,071)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Note 9 regarding other derivative information.

See Abbreviations on page 31.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 17

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statement of Assets and Liabilities
January 31, 2019 (unaudited)

Franklin Floating Rate Master Series

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,489,900,046
Cost - Controlled affiliates (Note 3d and 10)	27,581,167
Cost - Non-controlled affiliates (Note 3d and 10)	127,275,010
Cost - Unaffiliated repurchase agreements	97,457,859
Value - Unaffiliated issuers	$1,463,525,302
Value - Controlled affiliates (Note 3d and 10)	27,188,375
Value - Non-controlled affiliates (Note 3d and 10)	81,029,515
Value - Unaffiliated repurchase agreements	97,457,859
Cash	2,707,732
Receivables:
Investment securities sold	3,635,441
Dividends and interest	4,642,300
Deposits with brokers for:
Centrally cleared swap contracts	537,747
Other assets	41
Total assets	1,680,724,312
Liabilities:
Payables:
Investment securities purchased	26,411,420
Management fees	732,235
Trustees’ fees and expenses	2,478
Distributions to shareholders	7,627,167
Variation margin on centrally cleared swap contracts	84,408
Accrued expenses and other liabilities.	67,181
Total liabilities	34,924,889
Net assets, at value	$1,645,799,423
Net assets consist of:
Paid-in capital	$1,922,188,759
Total distributable earnings (loss)	(276,389,336)
Net assets, at value	$1,645,799,423
Shares outstanding.	197,623,813
Net asset value and maximum offering price per share ($1,645,799,423÷197,623,813 shares outstanding)	$8.33

18 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended January 31, 2019 (unaudited)

Franklin Floating Rate Master Series

Investment income:
Dividends:
Controlled affiliates (Note 3d and 10)	$327,814
Non-controlled affiliates (Note 3d and 10)	2,723,023
Interest:
Unaffiliated issuers	45,224,862
Non-controlled affiliates (Note 10)	406,518
Total investment income	48,682,217
Expenses:
Management fees (Note 3a)	4,755,558
Custodian fees (Note 4)	8,354
Reports to shareholders	4,194
Registration and filing fees	118
Professional fees	96,962
Trustees’ fees and expenses	42,275
Other	22,703
Total expenses	4,930,164
Expense reductions (Note 4)	(9,903)
Expenses waived/paid by affiliates (Note 3d and 3e)	(197,466)
Net expenses	4,722,795
Net investment income.	43,959,422
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,387,316)
Swap contracts.	(202,192)
Net realized gain (loss)	(1,589,508)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(29,741,894)
Controlled affiliates (Note 3d and 10)	(382,599)
Non-controlled affiliates (Note 3d and 10)	(14,616,580)
Swap contracts.	214,536
Net change in unrealized appreciation (depreciation)	(44,526,537)
Net realized and unrealized gain (loss)	(46,116,045)
Net increase (decrease) in net assets resulting from operations	$(2,156,623)

The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN FLOATING RATE MASTER TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Floating Rate Master Series

	Six Months Ended
	January 31, 2019	Year Ended
	(unaudited)	July 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income.	$43,959,422	$82,584,552
Net realized gain (loss)	(1,589,508)	(19,588,559)
Net change in unrealized appreciation (depreciation)	(44,526,537)	(15,624,862)
Net increase (decrease) in net assets resulting from operations	(2,156,623)	47,371,131
Distributions to shareholders (Note 1g)	(43,174,932)	(81,458,861)
Capital share transactions (Note 2)	(69,412,838)	(295,994,793)
Net increase (decrease) in net assets	(114,744,393)	(330,082,523)
Net assets:
Beginning of period	1,760,543,816	2,090,626,339
End of period (Note 1g)	$1,645,799,423	$1,760,543,816

20 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

Franklin Floating Rate Master Series

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Master Series (Fund) is included in this report. The Fund’s shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or anaffiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by

Semiannual Report 21

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

1. Organization and Significant Accounting Policies (continued)

b. Joint Repurchase Agreement (continued)

the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on January 31, 2019.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and

Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 9 regarding other derivative information.

22 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income Taxes

The Fund is a disregarded entity for U.S. income tax purposes. As such, no provision has been made for income taxes because all income, expenses, gains and losses are allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income is allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended July 31, 2018, distributions to shareholders were as follows:

Netinvestmentincome                                               $(81,458,861)

For the year ended July 31, 2018, undistributed net investment income included in net assets was $2,349,039.

Semiannual Report 23

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

2. Shares of Beneficial Interest

At January 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2019		July 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	23,757,303	$201,049,497	31,816,088	$273,788,383
Shares redeemed	(32,339,286)	(270,462,335)	(66,050,697)	(569,783,176)
Net increase (decrease)	(8,581,983)	$(69,412,838)	(34,234,609)	$(295,994,793)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.530%	Up to and including $2.5 billion
0.450%	Over $2.5 billion, up to and including $6.5 billion
0.430%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

24 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

d. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Controlled Affiliates
Franklin Liberty Senior Loan ETF	248,000	845,000	—	1,093,000	$27,188,375	$327,814	$—	$(382,599)
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	3,405,364	—	—	3,405,364	30,273,686	1,500,032	—	(3,030,774)
Franklin Middle Tier Floating Rate Fund	3,457,562	—	—	3,457,562	31,083,478	1,222,991	—	(1,590,478)
Total Non-Controlled Affiliates					$61,357,164	$2,723,023	$—	$(4,621,252)
Total Affiliated Securities					$88,545,539	$3,050,837	$—	$(5,003,851)

e. Waiver and Expense Reimbursements

Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) do not exceed 0.53% based on the average net assets of the Fund (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Advisers may discontinue this waiver at any time upon notice to the Board.

f. Other Affiliated Transactions

At January 31, 2019, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At January 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,740,710,655

Unrealized appreciation	$5,525,606
Unrealized depreciation	(79,303,186)
Net unrealized appreciation (depreciation)	$(73,777,580)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

Semiannual Report 25

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2019, aggregated $279,672,057 and $260,417,688, respectively.

7. Credit Risk

At January 31, 2019, the Fund had 65.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares/		Acquisition
Units	Issuer	Date	Cost	Value
519,107	[a] Appvion Operations Inc	6/14/18	$5,320,516	$5,289,741
870,865	Remington Outdoor Co. Inc	4/13/12 - 5/08/17	43,284,066	4,959,660
81,987	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 0.62% of Net Assets)		$48,604,582	$10,249,401

aThe Fund also invests in unrestricted securities of the issuer, valued at $9,422,950 as of January 31, 2019.

9. Other Derivative Information

At January 31, 2019, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value

Credit contracts	Variation margin on centrally	$ —	Variation margin on centrally	$430,071[a]
	cleared swap contracts		cleared swap contracts

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

26 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

For the period ended January 31, 2019, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Location	the Period	Operations Location	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Credit contracts	Swap contracts	$(202,192)	Swap contracts	$214,536

For the period ended January 31, 2019, the average month end notional amount of swap contracts represented $26,285,143.

See Note 1(d) regarding derivative financial instruments.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2019, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Units/			Units/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End Investment		Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
						Dividends
Appvion Operations Inc	519,107	—	—	519,107	$5,289,741	$ —	$ —	$ 149,261
Remington Outdoor Co. Inc	870,865	—	—	870,865	4,959,660	—	—	(10,079,119)
Remington Outdoor Co. Inc., Litigation Units	81,987	—	—	81,987	—	—	—	—
					$10,249,401	$ —	$ —	$ (9,929,858)

						Interest
Appvion Operations Inc., Term Loan, 8.80%,
(3-month USD LIBOR + 6.00%), 6/15/26.	9,539,138	—	(52,150)[a]	9,486,988	9,422,950	406,518	—	(65,470)
Total Affiliated Securities (Value is 1.2% of Net Assets)					$19,672,351	$ 406,518	$ —	$ (9,995,328)
[a]Gross reduction was the result of various corporate actions.

Semiannual Report 27

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

11. Shareholder Distributions

For the period ended January 31, 2019, the Fund made the following distributions:

Payment Date	Amount Per Share
8/31/2018	$ 0.033718
9/28/2018	0.032148
10/31/2018	0.033878
11/30/2018	0.032564
12/31/2018	0.035705
1/31/2019	0.037520
Total	$ 0.205533

12. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2019, the Fund did not use the Global Credit Facility.

13. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

28 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

A summary of inputs used as of January 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$ —	$—	$4,959,660	[c]	$4,959,660
Forest Products	—	—	5,289,741		5,289,741
Oil & Gas Exploration & Production	—	3,537,648	—		3,537,648
All Other Equity Investments.	88,545,539	—	—		88,545,539
Corporate Bonds	—	7,828,031	—		7,828,031
Senior Floating Rate Interests:
Personal Products	—	—	11,391,736		11,391,736
All Other Senior Floating Rate Interests	—	1,224,305,069	—		1,224,305,069
Asset-Backed Securities.	—	225,885,768	—		225,885,768
Short Term Investments	—	97,457,859	—		97,457,859
Total Investments in Securities	$ 88,545,539	$1,559,014,375	$21,641,137		$1,669,201,051

Liabilities:
Other Financial Instruments:
Swap Contracts.	$ —	$430,071	$—		$430,071

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at January 31, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At January 31, 2019, the reconciliation of assets and liabilities, is as follows:

											Net Change in
											Unrealized
											Appreciation
					Transfer		Net	Net			(Depreciation)
	Balance at				Into		Realized	Unrealized	Balance		on Assets
	Beginning of				(Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period		Period End
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Support Services	$15,038,779	[c]	$—	$—	$—	$—	$—	$(10,079,119)	$4,959,660	[c]	$(10,079,119)
Forest Products	5,140,480		—	—	—	—	—	149,261	5,289,741		149,261
Senior Floating Rate Interests:
Personal Products	11,181,182		263,375	—	—	147,988	—	(200,809)	11,391,736		(200,809)
Total Investments in Securities	$31,360,441		$263,375	$—	$—	$147,988	$—	$(10,130,667)	$21,641,137		$(10,130,667)
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$(710)		$—	$—	$—	$—	$—	$710	$—		$—

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value.

Semiannual Report 29

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

13. Fair Value Measurements (continued)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2019, are as follows:

					Amount/Range	Impact to Fair
	Fair Value at				(Weighted	Value if Input
Description	End of Period		Valuation Technique	Unobservable Inputs	Averagea)	Increases[b]
Assets:
Investments in Securities:
Equity Investments:
Diversified Support	$4,959,660		Discounted cash flow	Discount for lack of	20.0%	Decrease
Services				marketability
				Long-term revenue	1.0%	Increase
				growth rate
				Weighted average cost	13.1%	Decrease[c]
				of capital
			Consensus Pricing	Offered/Bid quotes	$ 3.50	Increase[d]

Forest Products	5,289,741		Market Comparables	Discount for lack of	20.0%	Decrease[d]
				marketability
				EV/EBITDA multiple	6.2X	Increase[d]
Senior Floating Rate Interests:
Personal Products	11,121,290		Discounted cash flow	Discount rate	11.8% - 12.6%	Decrease[d]
					(12.4%)
				Free cash flow	$15.6 (mil)	Increase[c]
All other investments[e]	270,446	[f]

Total	$21,641,137

aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at January 31, 2019.

Abbreviations List
EBITDA	Earnings before interest, taxes, depreciation and amortization
EV	Enterprise value

14. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

30 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

Abbreviations

Currency	Selected Portfolio		Index
USD United States Dollar	CLO	Collateralized Loan Obligation	CDX.NA.HY.Series number	CDX North America High Yield Index
	ETF	Exchange Traded Fund
	FRN	Floating Rate Note
	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind
	TBD	To Be Determined

Semiannual Report 31

FRANKLIN LOWER TIER FLOATING RATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/18	Value 1/31/19	8/1/18–1/31/19[1,2]	Value 1/31/19	8/1/18–1/31/19[1,2]	Ratio[2]

$1,000	$952.60	$2.95	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report 1

FRANKLIN MIDDLE TIER FLOATING RATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/18	Value 1/31/19	8/1/18–1/31/19[1,2]	Value 1/31/19	8/1/18–1/31/19[1,2]	Ratio[2]

$1,000	988.30	$3.01	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

2 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Trust uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Trust’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s
website at sec.gov. The filed form may also be viewed and
copied at the Commission’s Public Reference Room in
Washington, DC. Information regarding the operations of the
Public Reference Room may be obtained by calling (800)
SEC-0330.

Semiannual Report 3

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Lower Tier Floating Rate Fund
	Six Months Ended
	January 31, 2019	Year Ended July 31,
	(unaudited)	2018	2017	2016 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.78	$10.50	$9.99	$10.00
Income from investment operations[b]:
Net investment income	0.421	0.920	0.962	0.658
Net realized and unrealized gains (losses)	(0.871)	(0.445)	0.530	(0.017)
Total from investment operations	(0.450)	0.475	1.492	0.641
Less distributions from:
Net investment income	(0.440)	(0.918)	(0.982)	(0.651)
Net realized gains	—	(0.277)	—	—
Total distributions	(0.440)	(1.195)	(0.982)	(0.651)
Net asset value, end of period	$8.89	$9.78	$10.50	$9.99

Total return[c]	(4.74)%	4.69%	15.55%	6.90%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.68%	0.68%	0.70%	0.70%
Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%	0.60%	0.60%
Net investment income	8.80%	9.09%	9.31%	9.47%

Supplemental data
Net assets, end of period (000’s)	$353,836	$395,983	$341,611	$436,180
Portfolio turnover rate.	1.37%	33.79%	54.26%	26.40%[f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fExcludes the value of portfolio securities received from purchase in-kind.

4 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Lower Tier Floating Rate Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 4.8%
Diversified Support Services 3.3%
[a,b,c,d] Remington Outdoor Co. Inc	United States	2,076,237	$11,824,369
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	195,465	—
			11,824,369
Forest Products 1.5%
[a,b,c,d] Appvion Operations Inc	United States	520,183	5,300,706
Total Common Stocks and Other Equity Interests
(Cost $47,866,181)			17,125,075

		Principal
		Amount*
Corporate Bonds (Cost $5,455,508) 1.6%
Industrial Machinery 1.6%
[e] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$7,308,657	5,664,209
[f,g] Senior Floating Rate Interests 88.1%
Aerospace & Defense 4.1%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 11.053%, (3-month USD
LIBOR + 8.25%), 10/09/20	United States	18,536,432	14,643,781
Agricultural Products 0.2%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.506%, (1-month USD LIBOR +
7.00%), 7/19/21	United States	886,793	880,141
Apparel Retail 3.2%
Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month USD LIBOR +
4.50%), 8/21/22	United States	12,374,760	11,405,383
Coal & Consumable Fuels 5.1%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.457%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	142,555	140,417
Second Lien Initial Term Loan, 13.457%, (3-month USD LIBOR + 10.75%),
2/16/21	United States	8,992,344	8,467,794
Foresight Energy LLC, Term Loans, 8.249%, (1-month USD LIBOR + 5.75%), 3/28/22	United States	9,580,248	9,499,410
			18,107,621
Food Retail 2.6%
Smart & Final Stores LLC, First Lien Term Loan, 5.999%, (1-month USD LIBOR +
3.50%), 11/15/22	United States	9,975,204	9,227,064
Forest Products 4.1%
[b] Appvion Operations Inc., Term Loan, 8.80%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	14,520,990	14,422,973
General Merchandise Stores 9.4%
[e] 99 Cents Only Stores, First Lien Term Loan, PIK, 9.207% - 9.303%, (3-month USD
LIBOR + 6.50%), 1/13/22	United States	17,862,924	16,076,632
Evergreen AcqCo. 1 LP (Savers), Term Loan, 6.526%, (3-month USD LIBOR + 3.75%),
7/09/19	United States	18,000,451	17,122,929
			33,199,561
Industrial Machinery 1.5%
Onsite Rental Group Operations Pty. Ltd., Term Loan, 7.01%, (1-month USD LIBOR +
4.50%), 10/25/22	Australia	5,345,644	5,292,188

Semiannual Report 5

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[f,g] Senior Floating Rate Interests (continued)
Integrated Telecommunication Services 6.0%
Global Tel*Link Corp., Second Lien Term Loan, 10.956%, (3-month USD LIBOR +
8.25%), 11/29/26	United States	$5,095,856	$4,993,939
Securus Technologies Holdings Inc., Second Lien Initial Loan, 10.749%, (1-month USD
LIBOR + 8.25%), 11/01/25	United States	16,624,308	16,187,920
			21,181,859
Marine 0.5%
International Seaways Operating Corp., Initial Term Loans, 8.50%, (1-month USD
LIBOR + 6.00%), 6/22/22	United States	1,947,568	1,937,830
Oil & Gas Exploration & Production 15.9%
Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD LIBOR + 5.25%),
4/11/22	United States	44,676,845	41,130,621
Utex Industries Inc.,
First Lien Initial Term Loan, 6.499%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	14,508,450	13,710,485
Second Lien Initial Term Loan, 9.749%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	1,500,000	1,361,250
			56,202,356
Other Diversified Financial Services 0.3%
Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.999%, (1-month USD
LIBOR + 6.50%), 8/04/25	United States	1,000,000	1,009,375
Packaged Foods & Meats 5.3%
CSM Bakery Supplies LLC, Second Lien Term Loan, 10.55%, (3-month USD LIBOR +
7.75%), 7/03/21	United States	20,441,850	18,653,188
Paper Packaging 4.0%
Caraustar Industries Inc., Refinancing Term Loans, 8.303%, (3-month USD LIBOR +
5.50%), 3/14/22	United States	14,022,484	14,029,496
Personal Products 18.6%
[c] FGI Operating Co. LLC (Freedom Group),
DDTL FILO, 9.707%, (3-month USD LIBOR + 7.00%), 5/15/21	United States	4,090,909	4,056,690
[e] Term Loan, PIK, 12.616%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	21,737,007	21,042,074
Term Loan FILO, 9.616%, (3-month USD LIBOR + 7.00%), 5/15/21	United States	40,909,091	40,566,900
			65,665,664
Specialty Chemicals 2.0%
Oxbow Carbon LLC, Second Lien Term Loan, 9.999%, (1-month USD LIBOR + 7.50%),
1/04/24	United States	7,019,188	7,036,736
Specialty Stores 5.3%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.50%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	4,249,683	4,316,530
Tranche B-2 Term Loans, 11.75%, (1-month USD LIBOR + 9.25%), 3/04/21	United States	4,581,488	4,438,316
Tranche B-2 Term Loans, 12.00%, (3-month USD LIBOR + 9.25%), 3/04/21	United States	4,627,014	4,482,420
Tranche B-2 Term Loans, 13.75%, (Prime + 8.25%), 3/04/21	United States	2,443,460	2,367,102
PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.994%,
(3-month USD LIBOR + 3.25%), 1/26/23	United States	2,984,615	2,306,547
PetSmart Inc., Tranche B-2 Loans, 5.52%, (1-month USD LIBOR + 3.00%), 3/11/22	United States	992,268	834,522
			18,745,437
Total Senior Floating Rate Interests
(Cost $318,376,973)			311,640,653
Total Investments before Short Term Investments
(Cost $371,698,662)			334,429,937

6 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $18,448,351) 5.2%
Money Market Funds 5.2%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	18,448,351	$18,448,351
Total Investments (Cost $390,147,013) 99.7%			352,878,288
Other Assets, less Liabilities 0.3%			957,788
Net Assets 100.0%			$353,836,076

See Abbreviations on page 27.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 10 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
dSee Note 9 regarding restricted securities.
eIncome may be received in additional securities and/or cash.
fThe coupon rate shown represents the rate at period end.
gSee Note 1(c) regarding senior floating rate interests.
hSee Note 3(d) regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 7

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Middle Tier Floating Rate Fund
	Six Months Ended
	January 31, 2019	Year Ended July 31,
	(unaudited)	2018	2017	2016 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.45	$10.04	$9.83	$10.00
Income from investment operations[b]:
Net investment income	0.341	0.698	0.686	0.403
Net realized and unrealized gains (losses)	(0.447)	(0.588)	0.214	(0.174)
Total from investment operations	(0.106)	0.110	0.900	0.229
Less distributions from net investment income.	(0.354)	(0.700)	(0.690)	(0.399)
Net asset value, end of period	$8.99	$9.45	$10.04	$9.83

Total return[c]	(1.17)%	1.30%	9.25%	2.46%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.68%	0.68%	0.69%	0.71%
Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%	0.60%	0.60%
Net investment income	7.25%	7.25%	6.82%	5.76%

Supplemental data
Net assets, end of period (000’s)	$339,500	$363,071	$303,689	$348,682
Portfolio turnover rate.	8.80%	55.93%	62.11%	42.49%[f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fExcludes the value of portfolio securities received from purchase in-kind.

8 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 1.8%
Diversified Support Services 1.2%
[a,b,c,d] Remington Outdoor Co. Inc	United States	732,184	$4,169,858
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	68,931	—
			4,169,858
Forest Products 0.6%
[a,c,d] Appvion Operations Inc	United States	209,637	2,136,218
Total Common Stocks and Other Equity Interests
(Cost $35,453,756)			6,306,076

		Principal
		Amount*
Corporate Bonds (Cost $7,243,979) 2.0%
Industrial Machinery 2.0%
[e] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	6,711,747
[f,g] Senior Floating Rate Interests 89.8%
Aerospace & Defense 2.6%
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 11.053%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	5,623,654	4,442,687
Term B Loans, 6.303%, (3-month USD LIBOR + 3.50%), 4/09/20.	United States	4,834,073	4,399,007
			8,841,694
Airlines 2.3%
[h,i] Allegiant Travel Co., Term Loan B, TBD, 2/05/24	United States	3,888,195	3,859,034
XO Management Holding Inc., Initial Term Loan, 8.49%, (3-month USD LIBOR +
5.75%), 12/06/21	United States	3,986,554	3,807,159
			7,666,193
Apparel Retail 10.3%
Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month USD LIBOR +
4.50%), 8/21/22	United States	38,089,836	35,106,069
Application Software 0.6%
TIBCO Software Inc., Term B-1 Loans, 6.01%, (1-month USD LIBOR + 3.50%),
12/04/20	United States	1,994,911	1,984,437
Auto Parts & Equipment 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 4.999%, (1-month USD
LIBOR + 2.50%), 6/30/22	United States	496,508	481,199
Automotive Retail 0.8%
[h,i] Wand NewCo. 3 Inc., First Lien Term Loan, TBD, 1/23/26	United States	2,673,134	2,672,573
Cable & Satellite 0.5%
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.759%, (1-month USD
LIBOR + 2.25%), 7/17/25	United States	1,700,690	1,652,315
Casinos & Gaming 0.4%
Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 6.00%,
(1-month USD LIBOR + 3.50%), 7/03/24	United States	1,358,834	1,352,040
Coal & Consumable Fuels 10.1%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 8.457%, (3-month USD
LIBOR + 5.75%), 8/14/20	United States	34,693,313	34,172,913

Semiannual Report 9

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[f,g] Senior Floating Rate Interests (continued)
Communications Equipment 0.0%†
CommScope Inc., Tranche 5 Term Loans, 4.499%, (1-month USD LIBOR + 2.00%),
12/29/22	United States	$46,065	$45,935
Diversified Support Services 0.3%
Ventia Pty. Ltd., Term B Loans (USD), 6.303%, (3-month USD LIBOR + 3.50%),
5/21/22	Australia	1,151,700	1,134,425
Electric Utilities 0.2%
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 5.75%, (1-month USD LIBOR + 3.25%), 6/28/23.	United States	165,608	163,206
Term B Advance, 6.06%, (3-month USD LIBOR + 3.25%), 6/28/23.	United States	477,875	470,946
			634,152
Food Retail 1.4%
Smart & Final Stores LLC, First Lien Term Loan, 5.999%, (1-month USD LIBOR +
3.50%), 11/15/22	United States	4,999,217	4,624,276
Forest Products 4.2%
Appvion Operations Inc., Term Loan, 8.80%, (3-month USD LIBOR + 6.00%),
6/15/26	United States	14,520,990	14,422,973
General Merchandise Stores 2.6%
[e] 99 Cents Only Stores, First Lien Term Loan, PIK, 9.207% - 9.303%, (3-month USD
LIBOR + 6.50%), 1/13/22	United States	9,986,859	8,988,173
Health Care Services 3.2%
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.769%, (1-month USD
LIBOR + 4.25%), 3/14/25	United States	6,969,600	6,574,654
U.S. Renal Care Inc., Initial Term Loan, 7.053%, (3-month USD LIBOR + 4.25%),
12/31/22	United States	4,179,991	4,115,548
			10,690,202
Industrial Machinery 5.7%
Navistar Inc., Tranche B Term Loan, 6.02%, (1-month USD LIBOR + 3.50%),
11/06/24	United States	13,214,937	13,032,901
Onsite Rental Group Operations Pty. Ltd., Term Loan, 7.01%, (1-month USD LIBOR
+ 4.50%), 10/25/22	Australia	6,334,266	6,270,924
			19,303,825
Integrated Telecommunication Services 8.2%
Global Tel*Link Corp., First Lien Term Loan, 6.956%, (3-month USD LIBOR +
4.25%), 11/29/25	United States	14,848,555	14,672,229
Securus Technologies Holdings Inc.,
Initial Term Loan B, 6.999%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	11,683,220	11,391,139
Second Lien Initial Loan, 10.749%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	1,645,000	1,601,819
			27,665,187
Internet Services & Infrastructure 0.9%
LegalZoom.com Inc., 2018 Term Loans, 7.019%, (1-month USD LIBOR + 4.50%),
11/21/24	United States	2,927,419	2,929,248
Leisure Facilities 1.3%
[h] 24 Hour Fitness Worldwide Inc., Term Loan, 5.999%, (1-month USD LIBOR +
3.50%), 5/30/25	United States	4,555,356	4,492,720
Managed Health Care 0.2%
Air Methods Corp., Initial Term Loans, 6.303%, (3-month USD LIBOR + 3.50%),
4/21/24	United States	1,000,000	821,000

10 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value

[f,g] Senior Floating Rate Interests (continued)
Marine 2.9%
Navios Maritime Midstream Partners LP, Initial Term Loan, 7.30%, (3-month USD
LIBOR + 4.50%), 6/18/20	Marshall Islands	$83,964	$80,920
Navios Maritime Partners LP, Initial Term Loan, 7.78%, (3-month USD LIBOR +
5.00%), 9/14/20	United States	9,824,159	9,775,038
			9,855,958
Oil & Gas Exploration & Production 12.5%
Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD LIBOR +
5.25%), 4/11/22	United States	45,933,101	42,287,161
Oil & Gas Storage & Transportation 0.8%
Strike LLC, Term Loan, 10.594%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	2,776,172	2,779,642
Other Diversified Financial Services 0.3%
Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.999%, (1-month USD
LIBOR + 6.50%), 8/04/25	United States	1,000,000	1,009,375
Packaged Foods & Meats 3.6%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.55%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	1,630,000	1,487,375
Term Loans, 6.80%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	11,433,510	10,690,332
			12,177,707
Pharmaceuticals 1.2%
[h] Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.75%,
(1-month USD LIBOR + 4.25%), 4/29/24	United States	1,808,075	1,794,515
Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans, 5.563%,
(1-month USD LIBOR + 3.00%), 3/29/24	United States	2,273,518	2,267,834
			4,062,349
Specialized Consumer Services 0.3%
NVA Holdings Inc., Term B-3 Loan, 5.249%, (1-month USD LIBOR + 2.75%),
2/02/25	United States	1,118,225	1,073,496
Sabre GLBL Inc., 2018 Other Term B Loans, 4.499%, (1-month USD LIBOR +
2.00%), 2/22/24	United States	66,754	65,968
			1,139,464
Specialty Chemicals 1.4%
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.553%,
(3-month USD LIBOR + 1.75%), 6/01/24	United States	1,611,853	1,585,362
Oxbow Carbon LLC, Second Lien Term Loan, 9.999%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	3,140,163	3,148,013
			4,733,375
Specialty Stores 10.9%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.50%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	3,860,511	3,921,236
Tranche B-2 Term Loans, 11.75%, (1-month USD LIBOR + 9.25%), 3/04/21	United States	10,855,558	10,516,322
Tranche B-2 Term Loans, 12.00%, (3-month USD LIBOR + 9.25%), 3/04/21	United States	10,963,429	10,620,822
Tranche B-2 Term Loans, 13.75%, (Prime + 8.25%), 3/04/21	United States	5,789,631	5,608,705
Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR + 5.00%),
10/23/23	United States	5,639,647	5,583,251

Semiannual Report 11

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[f,g] Senior Floating Rate Interests (continued)
Specialty Stores (continued)
PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.994%,
(3-month USD LIBOR + 3.25%), 1/26/23	United States	$987,277	$762,980
			37,013,316
Total Senior Floating Rate Interests
(Cost $310,584,819)			304,739,896
Total Investments before Short Term Investments
(Cost $353,282,554)			317,757,719

Short Term Investments 8.8%

[f,g] Senior Floating Rate Interests (Cost $3,170,205) 0.9%
Specialty Stores 0.9%
General Nutrition Centers Inc., Tranche B Term Loans, 5.00%, (1-month USD
LIBOR + 2.50%), 3/04/19	United States	3,183,462	3,146,964
		Shares

Money Market Funds (Cost $26,848,139) 7.9%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	26,848,139	26,848,139
Total Investments (Cost $383,300,898) 102.4%			347,752,822
Other Assets, less Liabilities (2.4)%			(8,252,525)
Net Assets 100.0%			$339,500,297

See Abbreviations on page 27.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 10 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
dSee Note 9 regarding restricted securities.
eIncome may be received in additional securities and/or cash.
fThe coupon rate shown represents the rate at period end.
gSee Note 1(c) regarding senior floating rate interests.
hA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
iA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
jSee Note 3(d) regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day effective yield at period end.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statements of Assets and Liabilities
January 31, 2019 (unaudited)

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$309,353,750	$323,147,649
Cost - Non-controlled affiliates (Note 3d and 10)	80,793,263	60,153,249
Value - Unaffiliated issuers	$302,881,889	$316,734,825
Value - Non-controlled affiliates (Note 3d and 10)	49,996,399	31,017,997
Cash	800,689	1,696,688
Receivables:
Investment securities sold	—	299,331
Interest	3,227,576	2,118,726
Other assets	9	7
Total assets	356,906,562	351,867,574
Liabilities:
Payables:
Investment securities purchased	—	9,926,834
Management fees	174,542	164,196
Distributions to shareholders	2,878,884	2,270,177
Accrued expenses and other liabilities.	17,060	6,070
Total liabilities	3,070,486	12,367,277
Net assets, at value	$353,836,076	$339,500,297
Net assets consist of:
Paid-in capital	$395,616,092	$375,177,248
Total distributable earnings (loss)	(41,780,016)	(35,676,951)
Net assets, at value	$353,836,076	$339,500,297
Shares outstanding.	39,817,117	37,766,313
Net asset value per share	$8.89	$8.99

The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN FLOATING RATE MASTER TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended January 31, 2019 (unaudited)

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d and 10)	$176,909	$300,341
Interest:
Unaffiliated issuers	17,249,045	13,727,544
Non-controlled affiliates (Note 10)	622,225	—
Total investment income	18,048,179	14,027,885
Expenses:
Management fees (Note 3a)	1,248,899	1,162,033
Custodian fees (Note 4)	1,483	1,288
Reports to shareholders	3,176	3,045
Registration and filing fees	124	121
Professional fees.	42,648	42,626
Trustees’ fees and expenses.	9,416	8,396
Other	5,555	6,294
Total expenses	1,311,301	1,223,803
Expense reductions (Note 4)	(2,008)	(1,795)
Expenses waived/paid by affiliates (Note 3d and 3e)	(156,564)	(149,465)
Net expenses	1,152,729	1,072,543
Net investment income	16,895,450	12,955,342
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	363,484	302,847
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(11,478,961)	(8,611,603)
Non-controlled affiliates (Note 3d and 10)	(23,980,567)	(8,474,069)
Net change in unrealized appreciation (depreciation)	(35,459,528)	(17,085,672)
Net realized and unrealized gain (loss)	(35,096,044)	(16,782,825)
Net increase (decrease) in net assets resulting from operations	$(18,200,594)	$(3,827,483)

14 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Lower Tier		Franklin Middle Tier
	Floating Rate Fund		Floating Rate Fund
	Six Months Ended		Six Months Ended
	January 31, 2019	Year Ended	January 31, 2019	Year Ended
	(unaudited)	July 31, 2018	(unaudited)	July 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$16,895,450	$35,302,271	$12,955,342	$25,454,468
Net realized gain (loss)	363,484	(3,205,603)	302,847	774,231
Net change in unrealized appreciation (depreciation).	(35,459,528)	(13,619,986)	(17,085,672)	(21,733,022)
Net increase (decrease) in net assets resulting
from operations	(18,200,594)	18,476,682	(3,827,483)	4,495,677
Distributions to shareholders (Note 1e)	(17,644,600)	(46,080,323)	(13,443,004)	(25,511,112)
Capital share transactions (Note 2)	(6,301,680)	81,975,267	(6,300,360)	80,397,811
Net increase (decrease) in net assets	(42,146,874)	54,371,626	(23,570,847)	59,382,376
Net assets:
Beginning of period	395,982,950	341,611,324	363,071,144	303,688,768
End of period (Note 1e)	$353,836,076	$395,982,950	$339,500,297	$363,071,144

The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

FRANKLIN FLOATING RATE MASTER TRUST
FINANCIAL STATEMENTS

Statements of Cash Flows
for the six months ended January 31, 2019 (unaudited)

Franklin
Lower Tier
Floating
Rate Fund
Cash flow from operating activities:
Dividends, interest and other income received	$17,189,357
Operating expenses paid	(1,368,058)
Purchases of long-term investments	(27,999,932)
Sales and maturities of long-term investments.	17,958,874
Net sales of short-term investments	18,495,364
Cash used - operating activities	24,275,605
Cash flow from financing activities:
Payment of shares redeemed	(6,301,680)
Cash distributions to shareholders	(17,659,072)
Cash used - financing activities	(23,960,753)
Net increase (decrease) in cash.	314,852
Cash at beginning of period	485,837
Cash at end of period.	$800,689

Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash Provided by
Operating Activities
for the six months ended January 31, 2019 (unaudited)

Net increase (decrease) in net assets resulting from operating activities	$(18,200,594)
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income	(172,253)
Reinvested dividends from Sweep Money Fund	(176,909)
Increase in dividends and interest receivable and other assets	(509,660)
Decrease in affiliates, accrued expenses, and other liabilities	(215,329)
Decrease in payable for investments purchased	(23,093,133)
Decrease in recievable for investments sold	11,186,407
Decrease in cost of investments	19,997,548
Decrease in unrealized appreciation on investments	35,459,528
Net cash used by operating activities	$24,275,605

16 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are issued in private placements and exempt from registration under the Securities Act of 1933.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated

Semiannual Report 17

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Senior Floating Rate Interests (continued)

maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

18 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the year ended July 31, 2018, distributions to shareholders were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund

Net investment income	$(35,320,548)	$(25,511,112)
Net realized gains	(10,759,775)	—

For the year ended July 31, 2018, undistributed net investment income/distributions in excess of net investment income included in net assets were as follows:

		Distributions in
		excess
	Undistributed net	of net investment
Fund	investment income	income

Franklin Lower Tier Floating Rate Fund	$—	$(328,979)
Franklin Middle Tier Floating Rate Fund	$69,405	$—

2. Shares of Beneficial Interest

At January 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Lower Tier		Franklin Middle Tier
	Floating Rate Fund		Floating Rate Fund
	Shares	Amount	Shares	Amount
Six Months ended January 31, 2019
Shares redeemed	(651,673)	(6,301,680)	(666,000)	(6,300,360)
Net increase (decrease)	(651,673)	$(6,301,680)	(666,000)	$(6,300,360)
Year ended July 31, 2018
Shares sold	7,498,358	$77,556,310	7,895,026	$77,520,869
Shares issued in reinvestment of distributions.	763,270	7,672,015	415,128	3,995,297
Shares redeemed	(321,766)	(3,253,058)	(114,821)	(1,118,355)
Net increase (decrease)	7,939,862	$81,975,267	8,195,333	$80,397,811

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report 19

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of the Funds as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Funds and is not paid by the Funds for the services.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2019, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Lower Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2.05%.	36,766,806	32,351,268	(50,669,723)	18,448,351	$18,448,351	$176,909	$—	$—
Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2.05%.	37,776,194	37,456,628	(48,384,683)	26,848,139	$26,848,139	$300,341	$—	$—

20 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each of the Funds does not exceed 0.60%, based on the average net assets of each fund until November 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

f. Other Affiliated Transactions

At January 31, 2019, the shares of the Funds were owned by the following investment companies:

		Percentage of
Franklin Lower Tier Floating Rate Fund	Shares	Outstanding Shares
Franklin Floating Rate Daily Access Fund	6,729,194	16.9%
Franklin Floating Rate Master Series	3,405,364	8.5%
Franklin Low Duration Total Return Fund	1,893,663	4.8%
Franklin Strategic Income Fund.	25,361,119	63.7%[a]
Franklin Strategic Income VIP Fund.	1,430,188	3.6%
Franklin Total Return Fund	997,589	2.5%
Total	39,817,117	100%

		Percentage of
Franklin Middle Tier Floating Rate Fund	Shares	Outstanding Shares
Franklin Floating Rate Daily Access Fund	6,837,495	18.1%
Franklin Floating Rate Master Trust	3,457,562	9.2%
Franklin Low Duration Total Return Fund	2,389,308	6.3%
Franklin Strategic Income Fund.	21,833,687	57.8%[a]
Franklin Strategic Income VIP Fund.	1,358,951	3.6%
Franklin Total Return Fund	1,889,310	5.0%
Total	37,766,313	100.0%

[a]Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended January 31, 2019, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2018, the capital loss carryforwards were as follows:

Franklin
Middle Tier
Floating
Rate Fund

Capital loss carryforwards not subject to expiration:
Short Term	$13,465

Semiannual Report 21

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes (continued)

At January 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund

Cost of investments	$391,675,763	$383,975,586

Unrealized appreciation	$4,161,279	$2,021,740
Unrealized depreciation	(42,958,754)	(38,244,504)
Net unrealized appreciation (depreciation)	$(38,797,475)	$(36,222,764)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of defaulted securities.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2019, were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund

Purchases	$4,906,799	$46,238,575
Sales.	$13,468,571	$28,345,422

7. Credit Risk

At January 31, 2019, Franklin Lower Tier Floating Rate Fund and Franklin Middle Tier Floating Rate Fund had 89.9% and 90.5%, respectively, of their portfolio invested in senior secured floating rate loans rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

The Funds invest a large percentage of their total assets in securities within similar businesses or sectors. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within the businesses. Investing in these securities expose the Funds to heightened risks due to similar adverse economic and market events and ongoing restructuring discussions.

9. Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

22 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At January 31, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Lower Tier Floating Rate Fund
520,183	[a] Appvion Operations Inc	6/14/18	$5,331,544	$5,300,706
2,076,237	Remington Outdoor Co. Inc	6/14/16 - 3/01/18	42,534,637	11,824,369
195,465	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 4.8% of Net Assets)		$47,866,181	$17,125,075
Franklin Middle Tier Floating Rate Fund
209,637	[a] Appvion Operations Inc	6/14/18	$2,148,646	$2,136,218
732,184	Remington Outdoor Co. Inc	11/06/15 - 1/26/18	33,305,110	4,169,858
68,931	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 1.9% of Net Assets)		$35,453,756	$6,306,076

aThe Fund also invests in unrestricted securities of the issuer, valued at $14,422,973 as of January 31, 2019.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2019, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/Units/			Shares/Units/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End Investment		Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Lower Tier Floating Rate Fund
Non-Controlled Affiliates
						Dividends
Appvion Operations Inc	520,183	—	—	520,183	$5,300,706	$—	$—	$149,571
Remington Outdoor Co. Inc	2,076,237	—	—	2,076,237	11,824,369	—	—	(24,029,720)
Remington Outdoor Co. Inc., Litigation Units	195,465	—	—	195,465	—	—	—	—
					$17,125,075	$—	$—	$(23,880,149)

						Interest
Appvion Operations Inc., Term Loan, 8.80%,
(3-month USD LIBOR + 6.00%), 6/15/26.	14,600,813	—	(79,823)[a]	14,520,990	14,422,973	622,225	—	(100,418)
Total Affiliated Securities (Value is 8.9% of Net Assets)					$31,548,048	$ 622,225	$—	$(23,980,567)
Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Remington Outdoor Co. Inc	732,184	—	—	732,184	$4,169,858	$—	$—	$(8,474,069)
Remington Outdoor Co. Inc., Litigation Units	68,931	—	—	68,931	—	—	—	—
Total Affiliated Securities (Value is 1.2% of Net Assets)					$4,169,858	$—	$—	$(8,474,069)

[a]Gross reduction was the result of various corporate actions.

Semiannual Report 23

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2019, the Funds did not use the Global Credit Facility.

12. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of January 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$—	$11,824,369	[c]	$11,824,369
Forest Products	—	—	5,300,706		5,300,706
Corporate Bonds	—	5,664,209	—		5,664,209
Senior Floating Rate Interests:
Personal Products	—	—	65,665,664		65,665,664
All Other Senior Floating Rate Interests	—	245,974,989	—		245,974,989
Short Term Investments	18,448,351	—	—		18,448,351
Total Investments in Securities	$18,448,351	$251,639,198	$82,790,739		$352,878,288

24 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$—	$4,169,858	[c]	$4,169,858
Forest Products	—	—	2,136,218		2,136,218
Corporate Bonds	—	6,711,747	—		6,711,747
Senior Floating Rate Interests	—	304,739,896	—		304,739,896
Short Term Investments	26,848,139	3,146,964	—		29,995,103
Total Investments in Securities	$26,848,139	$314,598,607	$6,306,076		$347,752,822

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks and other equity interests.
cIncludes securities determined to have no value at January 31, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At January 31, 2019, the reconciliations of assets and liabilities are as follows:

											Net Change in
											Unrealized
											Appreciation
					Transfer		Net	Net			(Depreciation)
	Balance at				Into		Realized	Unrealized	Balance		on Assets
	Beginning of				(Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period		Period End
Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Support Services	$35,854,089	[c]	$—	$—	$—	$—	$—	$(24,029,720)	$11,824,369	[c]	$(24,029,720)
Forest Products	5,151,135		—	—	—	—	—	149,571	5,300,706		149,571
Senior Floating Rate Interests
Personal Products	60,680,227		3,950,630	—	—	592,053	—	442,754	65,665,664		442,754
Total Investments in Securities	$101,685,451		$3,950,630	$—	$—	$592,053	$—	$(23,437,395)	$82,790,739		$(23,437,395)
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$(10,653)		$—	$—	$—	$—	$—	$10,653	$—		$—
Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Support Services	$12,643,927	[c]	$—	$—	$—	$—	$—	$(8,474,069)	$4,169,858		$(8,474,069)
Forest Products	2,075,940		—	—	—	—	—	60,278	2,136,218		60,278
Total Investments in Securities	$14,719,867		$—	$—	$—	$—	$—	$(8,413,791)	$6,306,076		$(8,413,791)

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common stocks and other equity interests.
cIncludes securities determined to have no value.

Semiannual Report 25

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12. Fair Value Measurements (continued)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2019, are as follows:

				Amount/		Impact to
				Range		Fair Value
	Fair Value at	Valuation	Unobservable	(Weighted		if Input
Description	End of Period	Technique	Inputs	Averagea)		Increases[b]
Franklin Lower Tier Floating Rate Fund:
Assets:
Investments in Securities:
Equity Investments:
Diversified Support			Discount for lack of
Services	$11,824,369	Discounted cash flow	marketability	20.0%		Decrease[c]
			Long-term revenue
			growth rate	1.0%		Increase[c]
			Weighted average
			cost of capital	13.1%		Decrease[d]
		Consensus Pricing	Offered quote	$3.50		Increase[d]
			Discount for lack of
Forest Products	5,300,706	Market Comparables	marketability	20.0%		Decrease[e]
			EV/EBITDA multiple	6.2	x	Increase[d]
Senior Floating Rate
Interests:
Personal Products	65,665,664	Discounted cash flow	Discount rate	11.8% - 12.6% (12.1%)		Decrease[d]
			Free cash flow	$87.6	(mil)	Increase[d]
Total.	$82,790,739
Franklin Middle Tier Floating Rate Fund:
Assets:
Investments in Securities:
Equity Investments:
Diversified Support			Discount for lack of
Services	$4,169,858	Discounted cash flow	marketability	20.0%		Decrease
			Long-term revenue
			growth rate	1.0%		Increase
			Weighted average
			cost of capital	13.1%		Decrease[d]
		Consensus Pricing	Offered quote	$3.50		Increase[d]
			Discount for lack of
Forest Products	2,136,218	Discounted cash flow	marketability	20.0%		Decrease[e]
		Market Comparables	EV/EBITDA multiple	6.2	x	Increase[d]
Total.	$6,306,076

aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c Represents a significant impact to net assets but not fair value.
d Represents a significant impact to fair value and net assets.
e Represents a significant impact to fair value but not net assets.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

26 Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

13. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations
Currency	Selected Portfolio
USD United States Dollar	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind

Semiannual Report 27

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Terrence J. Checki and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer - Finance and Administration

Date March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date March 27, 2019

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date March 27, 2019